Bank Loans and issuance of Debt Securities - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	$ 47,983,113	$ 40,426,900	$ 34,103,846
Repayments on bank loans and payment of debt securities	(13,982,903)	(7,929,881)	(2,244,132)
Non-cash changes, Proceeds from issuance of Debt securities	14,500,000	8,648,134	5,400,000
Non-cash changes, Proceeds from Debt long-term	4,109,540	5,658,480	3,715,459
Non-cash changes, Exchange effects	380,577	1,045,540	(649,059)
Fair value adjustments in P&L	(0)
Hedges fair value adjustments	6,766	133,940	100,786
Ending balance	52,997,093	47,983,113	40,426,900
Debt Securities Current Portion [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	13,982,903	7,830,226	2,256,892
Repayments on bank loans and payment of debt securities	(13,982,903)	(7,929,881)	(2,244,132)
Non-cash changes, Proceeds from Debt long-term	0	5,658,480	2,715,459
Non-cash changes, Exchange effects		99,565	(552,569)
Non-cash changes, Long-term reclassification	9,024,828	8,324,513	5,654,576
Ending balance	9,024,828	13,982,903	7,830,226
Long-Term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	4,103,254	4,481,792	6,232,858
Repayments on bank loans and payment of debt securities	0
Non-cash changes, Proceeds from Debt long-term	4,109,540		1,000,000
Non-cash changes, Exchange effects	380,577	945,975	(96,490)
Non-cash changes, Long-term reclassification	(3,647,240)	(1,324,513)	(2,654,576)
Ending balance	4,946,131	4,103,254	4,481,792
Debt Securities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	29,903,722	28,255,588	25,855,588
Non-cash changes, Proceeds from issuance of Debt securities	14,500,000	8,648,134	5,400,000
Non-cash changes, Long-term reclassification	(5,377,588)	(7,000,000)	(3,000,000)
Ending balance	39,026,134	29,903,722	28,255,588
Derivative Financial Instruments [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	(6,766)	(140,706)	(241,492)
Fair value adjustments in P&L	(0)
Hedges fair value adjustments	6,766	133,940	100,786
Ending balance	$ (0)	$ (6,766)	$ (140,706)